UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.   20549

                              FORM 13F

                        FORM 13F COVER PAGE

    Report for Calendar Year or Quarter Ended:  December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.): [  ]  is a restatement.
                                   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Lighthouse Capital Management
Address: 10000 Memorial Drive
         Suite 300
         Houston, TX  77024

13F File Number:  28-5076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on the behalf of Reporting Manager:

Name:    Christine Cobb
Title:   Compliance Officer
Phone:   713-688-6881
Signature, Place, and Date of Signing:

    /s/ Christine Cobb   Houston, Texas   February 5, 2007

Report Type  (Check only one.):

[ X]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of other managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE



Report Summary:

Number of other Included Managers:	0
Form 13F Information Table Entry Total: 77
Form 13F Information Table Value Total: 242,826

List of Other Included Managers:

     No.   13F File Number        Name

                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFC Enterprises                Common Stocks    00104Q107     4091   231500 SH       SOLE                   231500
Agere 6.5% 12/15/09            Conv Bonds       00845VAA8     3285  3225000 SH       SOLE                  3225000
Allstate                       Common Stocks    020002101     4220    64816 SH       SOLE                    64816
Alpha Natural Resources        Common Stocks    02076X102     3025   212550 SH       SOLE                   212550
AmSurg Corp.                   Common Stocks    03232P405     4430   192625 SH       SOLE                   192625
Anadarko Petroleum             Common Stocks    032511107     4621   106180 SH       SOLE                   106180
Analog Devices                 Common Stocks    032654105     4276   130078 SH       SOLE                   130078
Apollo Group CL A              Common Stocks    037604105     3061    78550 SH       SOLE                    78550
Apria Healthcare Group         Common Stocks    037933108     4092   153550 SH       SOLE                   153550
Arlington Tanker Ltd           Common Stocks    G04899103     6459   276366 SH       SOLE                   276366
Aspreva Pharmaceuticals        Common Stocks    04538T109     4686   228250 SH       SOLE                   228250
AT&T (formerly SBC)            Common Stocks    845333103      419    11721 SH       SOLE                    11721
Autoliv                        Common Stocks    052800109     3024    50150 SH       SOLE                    50150
Aviza Technology               Common Stocks    05381A105      212    49556 SH       SOLE                    49556
Avocent                        Common Stocks    053893103     5196   153500 SH       SOLE                   153500
Barrett Business Services      Common Stocks    068463108     3472   148250 SH       SOLE                   148250
Bottomline Technologies        Common Stocks    101388106      721    63000 SH       SOLE                    63000
Buffalo Wild Wings             Common Stocks    119848109     3515    66075 SH       SOLE                    66075
Cardiac Science                Common Stocks    14141A108      624    77300 SH       SOLE                    77300
Career Education               Common Stocks    141665109     2577   104000 SH       SOLE                   104000
CBS Corp 'B'                   Common Stocks    124857202     4908   157417 SH       SOLE                   157417
Celgene                        Common Stocks    151020104     3216    55900 SH       SOLE                    55900
Christopher & Banks            Common Stocks    171046105     2706   145000 SH       SOLE                   145000
Clark Inc.                     Common Stocks    181457102     2906   174725 SH       SOLE                   174725
Clear Channel Communications   Common Stocks    184502102     6591   185465 SH       SOLE                   185465
Collegiate Pacific             Common Stocks    194589206      726    76750 SH       SOLE                    76750
Corinthian Colleges            Common Stocks    218868107     3311   242950 SH       SOLE                   242950
Digi International             Common Stocks    253798102     3215   233170 SH       SOLE                   233170
Eagle Bulk Shipping            Common Stocks    Y2187A101     4549   262324 SH       SOLE                   262324
Eaton Vance Ltd Duration       Common Stocks    27828H105     1845   103037 SH       SOLE                   103037
Enbridge Energy Partners       Common Stocks    29250R106     1171    23700 SH       SOLE                    23700
Enterprise Prd Prtners LP      Common Stocks    293792107      954    32930 SH       SOLE                    32930
Epix Pharmaceuticals           Common Stocks    26881Q101     1531   221948 SH       SOLE                   221948
Exxon Mobil                    Common Stocks    30231G102      794    10360 SH       SOLE                    10360
Felcor Lodging Pfd             Preferred Stocks 31430F200     2803   112150 SH       SOLE                   112150
First Data                     Common Stocks    319963104     2275    89129 SH       SOLE                    89129
Fording Canadian Coal Trust    Common Stocks    345425102     2958   142550 SH       SOLE                   142550
Frontline Ltd                  Common Stocks    G3682E127     3405   106917 SH       SOLE                   106917
Genco Shipping & Trading       Common Stocks    Y2685T107     4475   160150 SH       SOLE                   160150
Haverty Furniture              Common Stocks    419596101     3020   204075 SH       SOLE                   204075
Hypercom                       Common Stocks    44913M105     2713   427300 SH       SOLE                   427300
International Rectifier        Common Stocks    460254105     3393    88060 SH       SOLE                    88060
Intevac                        Common Stocks    461148108     3255   125450 SH       SOLE                   125450
Invitrogen                     Common Stocks    46185R100     4909    86750 SH       SOLE                    86750
ISIS Pharmaceuticals           Common Stocks    464330109     2568   230975 SH       SOLE                   230975
Microchip Technology Inc.      Common Stocks    595017104     4826   147575 SH       SOLE                   147575
National Oilwell Varco         Common Stocks    637071101     2484    40595 SH       SOLE                    40595
Newport Corp                   Common Stocks    651824104     2083    99415 SH       SOLE                    99415
Omnivision Technologies        Common Stocks    682128103     4009   293700 SH       SOLE                   293700
Oplink Communications          Common Stocks    68375Q106      668    32478 SH       SOLE                    32478
OSI Systems, Inc.              Common Stocks    671044105     2670   127575 SH       SOLE                   127575
Pacer International            Common Stocks    69373H106     2851    95766 SH       SOLE                    95766
Pep Boys 4.25%  6/1/07         Conv Bonds       713278AP4     3515  3537000 SH       SOLE                  3537000
Per-Se Technologies Inc        Common Stocks    713569309      644    23174 SH       SOLE                    23174
Petsmart                       Common Stocks    716768106     4507   156175 SH       SOLE                   156175
Plains All Amern Pipeline LP   Common Stocks    726503105     4399    85926 SH       SOLE                    85926
Precision Drilling Trust       Common Stocks    740215108     3359   145025 SH       SOLE                   145025
Quanta Services 4% 7/1/07      Conv Bonds       74762EAA0     3068  3115000 SH       SOLE                  3115000
R H Donnelley                  Common Stocks    74955W307     4034    64300 SH       SOLE                    64300
Radyne Corporation             Common Stocks    750611402      876    81550 SH       SOLE                    81550
Salix Pharmaceuticals          Common Stocks    795435106     4294   352800 SH       SOLE                   352800
Ship Finance                   Common Stocks    G81075106     5902   248380 SH       SOLE                   248380
Sirenza Microdevices           Common Stocks    82966T106     3157   401700 SH       SOLE                   401700
St. Paul Travelers             Common Stocks    792860108     4148    77258 SH       SOLE                    77258
Standard Microsystems          Common Stocks    853626109     4766   170350 SH       SOLE                   170350
Symmetry Medical               Common Stocks    871546206     3245   234600 SH       SOLE                   234600
Syneron Medical                Common Stocks    M87245102     5448   200825 SH       SOLE                   200825
Sypris Solutions               Common Stocks    871655106     2332   334527 SH       SOLE                   334527
TEPPCO Partners LP             Common Stocks    872384102      942    23375 SH       SOLE                    23375
TESCO                          Common Stocks    88157K101      756    42800 SH       SOLE                    42800
Triad Hospitals                Common Stocks    89579K109     3635    86900 SH       SOLE                    86900
Tuesday Morning                Common Stocks    899035505     3744   240800 SH       SOLE                   240800
Ultra Petroleum                Common Stocks    903914109     4513    94535 SH       SOLE                    94535
UnitedHealth Group             Common Stocks    91324P102     4378    81475 SH       SOLE                    81475
Universal Display              Common Stocks    91347P105     1054    70201 SH       SOLE                    70201
Viacom CL B NEW                Common Stocks    92553P201     5481   133580 SH       SOLE                   133580
Western Union                  Common Stocks    959802109      836    37309 SH       SOLE                    37309